Supplementary Oil And Gas Information (Unaudited) - Twelve Month Average Benchmark Prices (Details)	12 Months Ended
	Dec. 31, 2023 $ / bbl $ / bbl $ / MMBTU $ / MMBTU	Dec. 31, 2022 $ / bbl $ / MMBTU $ / bbl $ / MMBTU
USD
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Average foreign exchange rate	0.7407	0.7709
Natural Gas | Henry Hub
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	2.75	6.44
Natural Gas | AECO
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	2.79	5.59
Natural Gas | BC Westcoast Station 2
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	2.10	4.51
WTI | Crude Oil and NGLs
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	78.10	94.13
WCS | Crude Oil and NGLs
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	79.95	99.4
Canadian Light Sweet | Crude Oil and NGLs
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	100.93	118.9
Cromer LSB | Crude Oil and NGLs
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	99.48	117.76
Brent | Crude Oil and NGLs
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	82.51	97.98
Edmonton C5+ | Crude Oil and NGLs
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	103.43	119.93